Long-Term Debt and Other Financial Liabilities, Evahline Sale and Leaseback (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Installment	Dec. 31, 2023 USD ($)	Mar. 29, 2023 USD ($)
Sale and Leaseback Transaction [Abstract]
Balance outstanding	$ 261,451	$ 213,711
Evahline Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Financing amount			$ 19,000
Principal repayment term	6 years
Term of variable rate	3 months
Margin on variable rate	2.80%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	ship:TermSecuredOvernightFinancingRateSofrMember
Minimum value maintenance ratio to be maintained	1.20
Number of payment installments | Installment	72
Installment payment	$ 264
Balance outstanding	$ 13,458